ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Outstanding Number of Options	45,057,424	27,317,424	26,467,424	18,331,591
Granted Number of Options		17,740,000	850,000	11,075,000
Exercised Number of Options		0	7,233,341	(306,000)
Expired Number of Options		0
Outstanding Number of Options	44,807,424	45,057,424	27,317,424	26,467,424
Not Exercisable Number of Options	19,514,687
Cancelled Number of Options		250,000
Exercisable Number of Options	25,292,737		20,451,266
Outstanding Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Granted Weighted-Average Exercise Price		$ 0.15	$ 0.12	$ 0.16
Exercised Weighted-Average Exercise Price		$ 0		$ 0.09
Cancelled Weighted-Average Exercise Price		$ 0.15
Exercisable Weighted-Average Exercise Price	$ 0.16		$ 0.16
Not Exercisable Weighted-Average Exercise Price	$ 0.15
Outstanding Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16	$ 0.16